Commitments - Future minimum contractual obligations (Details) $ in Thousands	Jun. 30, 2025 USD ($)
Olympia Shipholding S.A. [member]
IfrsStatementLineItems [Line Items]
July 1, 2025 to June 30, 2026	$ 3,760
July 1, 2026 to December 31, 2026	26,530
Total	30,290
Thalia Shipholding S.A. [member]
IfrsStatementLineItems [Line Items]
July 1, 2025 to June 30, 2026	3,760
July 1, 2026 to December 31, 2026	26,530
Total	30,290
Total [member]
IfrsStatementLineItems [Line Items]
July 1, 2025 to June 30, 2026	7,520
July 1, 2026 to December 31, 2026	53,060
Total	$ 60,580